Accrued expenses and other current liabilities (Details) (USD $)	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Accrued expenses and other current liabilities [Abstract]
Accrued compensation	$ 77,155	$ 63,115
Accrued warranty	79,240	90,000
Accrued sales returns	209,858	275,000
Accrued professional fees	43,300	164,999
Accrued rents	2,151
Accrued other	18,577	8,581
Accrued expenses and other current liabilities	$ 430,281	$ 601,695	$ 108,326